Financial Instruments - Cross Currency Swaps (Detail) - Cross-currency swaps [member] - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
0-1 year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 4,575	$ 17,252
Fair value Liability	(5)	(307)
Fair Value Asset	169	883
Second 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	376	702
Fair Value Asset	23	49
Third 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	24,103	375
Fair Value Asset	10,808	3
Fourth 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,577	23,466
Fair value Liability	(9)	(594)
Fair Value Asset	264	7,122
Fifth 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,750	1,788
Fair value Liability	(2,481)	(53)
Seventh 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,982	772
Fair value Liability	(464)	(63)
Fair Value Asset	80
Eighth 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount		6,596
Fair value Liability		(843)
Ninth 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,519
Fair Value Asset	122
Tenth 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,790	1,371
Fair value Liability	(107)
Fair Value Asset	192	121
22-23 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,869	8,869
Fair Value Asset	$ 2,706	$ 576